Restructuring Charges	9 Months Ended
Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges
In July 2015, pursuant to a request by the charterer of the Alexander Spirit, the Partnership changed the crew on the vessel which resulted in a restructuring charge of $3.5 million relating to seafarer severance payments. The Partnership recovered the full amount of the restructuring charge from the charterer and this amount is included in voyage revenues in the Partnership's consolidated statements of income for the three and nine months ended September 30, 2015.